Standish, Ayer & Wood Investment Trust
                                Fixed Income Fund

                          Financial Statements for the
                         Six Months Ended June 30, 1998
                                   (Unaudited)

                                 [STANDISH LOGO]

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investment in Standish Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                   $ 3,501,851,201
   Receivable for Fund shares sold                                                                         5,976,720
   Prepaid expenses                                                                                            2,386
                                                                                                     ---------------
       Total assets                                                                                    3,507,830,307

Liabilities
   Distributions payable                                                             $10,220,602
   Payable for Fund shares redeemed                                                   25,790,223
   Accrued trustees' fees and expenses (Note 3)                                              674
   Accrued accounting and transfer agent fees                                             35,400
   Accrued expenses and other liabilities                                                 52,450
                                                                                     -----------
       Total liabilities                                                                                  36,099,349
                                                                                                     ---------------
Net Assets                                                                                           $ 3,471,730,958
                                                                                                     ===============
Net Assets consist of:
   Paid-in capital                                                                                   $ 3,387,153,835
   Accumulated net realized gain                                                                          28,559,252
   Accumulated undistributed net investment income                                                        10,556,838
   Net unrealized appreciation                                                                            45,461,033
                                                                                                     ---------------
Total Net Assets                                                                                     $ 3,471,730,958
                                                                                                     ===============

Shares of beneficial interest outstanding                                                                165,874,184
                                                                                                     ===============

Net Asset Value, offering and redemption price per share
   (Net Assets/Shares outstanding)                                                                   $         20.93
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
   Interest income allocated from Portfolio                                                            $ 114,221,547
   Dividend income allocated from Portfolio                                                                3,209,013
   Miscellaneous income                                                                                       81,692
   Expenses allocated from Portfolio                                                                      (5,863,487)
                                                                                                       -------------

       Net investment income allocated from Portfolio                                                    111,648,765

Expenses
   Registration fees                                                                  $    131,145
   Legal fees                                                                               84,326
   Accounting and transfer agent fees                                                       58,782
   Audit services                                                                           17,821
   Insurance expense                                                                         2,067
   Miscellaneous                                                                            16,743
                                                                                      ------------

       Total expenses                                                                                        310,884
                                                                                                       -------------

          Net investment income                                                                          111,337,881
                                                                                                       -------------

Realized and Unrealized Gain
   Net realized gain allocated from Portfolio on:
       Investment security transactions                                                 14,898,444
       Financial futures contracts                                                       1,648,686
       Written options transactions                                                      4,875,500
       Foreign currency transactions and forward foreign currency exchange
         contracts                                                                       8,963,798
                                                                                      ------------

          Net realized gain                                                                               30,386,428

   Change in unrealized appreciation (depreciation) from Portfolio on:
       Investment securities                                                           (11,227,857)
       Financial futures contracts                                                        (467,361)
       Written options                                                                     104,663
       Foreign currency and forward foreign currency exchange contracts                 (2,531,831)
                                                                                      ------------

          Change in net unrealized appreciation (depreciation)                                           (14,122,386)
                                                                                                       -------------

       Net realized and unrealized gain on investments                                                    16,264,042
                                                                                                       -------------

Net Increase in Net Assets from Operations                                                             $ 127,601,923
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Six Months Ended         Year Ended
                                                                                  June 30, 1998         December 31,
                                                                                   (Unaudited)              1997
                                                                                -----------------     --------------

Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                                                         $  111,337,881       $  195,187,830
   Net realized gain                                                                 30,386,428           42,948,049
   Change in net unrealized appreciation (depreciation)                             (14,122,386)          27,756,607
                                                                                 --------------       --------------
   Net increase in Net Assets from Investment Operations                            127,601,923          265,892,486
                                                                                 --------------       --------------

Distributions to Shareholders
   From net investment income                                                       (98,359,730)        (217,278,174)
   From net realized gain                                                            (9,428,054)         (17,660,360)
                                                                                 --------------       --------------
   Total distributions to shareholders                                             (107,787,784)        (234,938,534)
                                                                                 --------------       --------------

Fund Share (principal) Transactions (Note 5)
   Net proceeds from sale of shares                                                 395,675,652          922,120,316
   Value of shares issued to shareholders in payment of distributions
      declared                                                                       88,439,980          187,727,012
   Cost of shares redeemed                                                         (320,516,456)        (456,111,906)
                                                                                 --------------       --------------
   Increase in Net Assets from Fund share transactions                              163,599,176          653,735,422
                                                                                 --------------       --------------

Total Increase in Net Assets                                                        183,413,315          684,689,374

Net Assets
   At beginning of period                                                         3,288,317,643        2,603,628,269
                                                                                 --------------       --------------

   At end of period (including undistributed net investment income of
      $10,556,838 and distributions in excess of net investment income of
      $2,421,313, respectively)                                                  $3,471,730,958       $3,288,317,643
                                                                                 ==============       ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                   Six Months
                                      Ended                            Year Ended December 31,
                                  June 30, 1998   -----------------------------------------------------------------
                                   (Unaudited)       1997        1996 (1)       1995          1994          1993
                                   ------------   ----------    ----------   ----------    ----------    ----------

Net Asset Value, Beginning of
Period                              $    20.80    $    20.53    $    20.92   $    18.91    $    21.25    $    20.55
                                    ----------    ----------    ----------   ----------    ----------    ----------
Investment Operations:
   Net investment income                  0.68          1.46          1.46         1.35          1.25          1.50
   Net realized and unrealized
      gain (loss) on investments          0.11          0.45         (0.37)        2.08         (2.29)         1.45
                                    ----------    ----------    ----------   ----------    ----------    ----------
Total from investment operations          0.79          1.91          1.09         3.43         (1.04)         2.95
                                    ----------    ----------    ----------   ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income            (0.60)        (1.52)        (1.48)       (1.42)        (1.10)        (1.51)
   In excess of net
      investment income                     --            --            --           --            --         (0.04)
   From net realized gain
      on investments                     (0.06)        (0.12)           --           --         (0.04)        (0.70)
   From paid-in capital                     --            --            --           --         (0.16)           --
                                    ----------    ----------    ----------   ----------    ----------    ----------
Total distributions to
   shareholders                          (0.66)        (1.64)        (1.48)       (1.42)        (1.30)        (2.25)
                                    ----------    ----------    ----------   ----------    ----------    ----------
Net Asset Value, End of Period      $    20.93    $    20.80    $    20.53   $    20.92    $    18.91    $    21.25
                                    ==========    ==========    ==========   ==========    ==========    ==========

Total Return                              3.82%         9.54%         5.48%       18.54%       (4.86)%        14.64%

Ratios/Supplemental Data
   Expenses (to average daily
      net assets) (2)                     0.36%+        0.37%         0.38%        0.38%         0.38%         0.40%
   Net investment (to average
      daily net assets) income            6.55%+        6.76%         7.13%        7.80%         7.25%         7.07%
   Portfolio turnover (3)                   --            --            49%         132%          122%          150%
   Net assets, end of period
      (000's omitted)               $3,471,731    $3,288,318    $2,603,628   $2,267,107    $1,642,933    $1,307,099

-------------------

+     Computed on an annualized basis.

(1)   Calculated based on average shares outstanding.

(2) Includes the Fund's share of Standish Fixed Income Portfolio's allocated expenses for the six months ended June 30, 1998, for the year ended December 31, 1997 and for the period from May 3, 1996 to December 31, 1996.

(3) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing directly in securities, including the period from January 1, 1996 through May 2, 1996. The portfolio turnover rates for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Fixed Income Portfolio (the "Portfolio"), a subtrust of Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100.0% at June 30, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      The Fund records its investments in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      B. Securities transactions and income

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      C. Federal taxes

      As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

      D. Other

      All net investment income and realized and unrealized gains and losses of each Portfolio are allocated pro rata among its respective investors in the Portfolio.

(2)   Distributions to Shareholders:

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction by capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and capital gains distributions, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, forward

                     Standish, Ayer & Wood Investment Trust
                           Standish Fixed Income Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      foreign currency exchange contracts and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income and accumulated net realized gain
      (loss).

(3)   Investment Advisory Fee:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish, Ayer &Wood, Inc. ("SA&W") for such services. See
      Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. SA&W has voluntarily agreed to limit total annual operating expenses of the Fund and Portfolio (excluding brokerage commissions, taxes and extraordinary expenses) to 0.38% of the Fund's average daily net assets. The Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Trust from SA&W. Certain of the trustees and officers of the Trust are directors or officers of SA&W.

(4)   Investment Transactions:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 1998, aggregated $393,297,235 and $344,981,437, respectively.

(5)   Shares of Beneficial Interest:

      The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                   Six Months Ended
                                                                     June 30, 1998                Year ended
                                                                      (Unaudited)             December 31, 1997
                                                               ------------------------    -----------------------

      Shares sold                                                        18,812,825                 43,977,522
      Shares issued in payment of distributions declared                  4,235,760                  9,043,534
      Shares redeemed                                                   (15,242,506)               (21,760,201)
                                                              -------------------------    -----------------------
      Net increase                                                        7,806,079                 31,260,855
                                                              =========================    =======================

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                           Rate       Maturity      Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 91.0%

Asset Backed -- 4.5%
Advanta Home Equity Trust Loan 1991-1A FGIC                      9.000%   02/25/2006         1,067,403    $1,080,912
Advanta Mortgage Loan Trust 1997-3 A7 ERISA                      6.920%   10/25/2028        19,850,000    20,193,498
AFC Home Equity Loan Trust 1993-2 A FGIC                         6.000%   01/20/2013            69,846        69,082
Amresco Communication Mortgage
     1997-b A1 144A                                              6.728%   04/15/2014        17,815,991    18,186,815
Chase Credit Card Master Trust
     1997-3 A Non-ERISA                                          6.777%   05/15/2007        28,475,000    28,691,899
Green Tree Acceptance Corp. 1997-7 B2 Non-ERISA                  7.590%   08/21/2029        11,050,000    10,690,875
Green Tree Financial 1997-7 M1 Non-ERISA                         7.030%   10/15/2028        16,950,000    17,334,023
Greentree Acceptance Corp. 1997-5 M1                             6.950%   05/15/2029        25,425,000    25,858,020
Greentree Home Equity 1997-D M2 Non-ERISA                        7.450%   09/15/2028        15,400,000    15,929,375
World Financial Properties 144A 1996 WFP-B                       6.910%   09/01/2013        17,457,471    18,300,339

                                                                                                      --------------
Total Asset Backed (Cost $153,869,462)                                                                   156,334,838
                                                                                                      --------------

Collateralized Mortgage Obligations -- 4.3%
Bear Stearns Mtg 1998-2 B                                        6.750%   04/30/2030         7,672,655     7,621,419
Bear Stearns Mtg. 1998-2C                                        6.750%   04/30/2030        24,913,064    24,691,182
FNMA P/O Trust 108                                               0.000%   03/25/2020         1,236,226     1,030,271
GE Capital Mortgage 1997-10 A6 NAS                               6.750%   10/25/2012        19,924,734    20,148,888
Norwest Asset Sec. Corp. 1998-8 A                                6.500%   04/25/2013        61,903,432    61,768,019
Prudential Home Mortgage 1993-B 1B1
     144A Non-ERISA                                              7.834%   04/28/2023        12,979,388    12,840,781
Prudential Home Mortgage 1993-B 3B 144A                          7.840%   04/28/2023        20,498,192    20,117,716
Veterans Affairs 1992-1 Cl D                                     7.750%   12/15/2014           640,449       647,253

                                                                                                      --------------
Total Collateralized Mortgage Obligations (Cost $148,835,909)                                            148,865,529
                                                                                                      --------------

Corporate -- 23.7%

Bank Bonds -- 3.9%
Advanta Corp.                                                    7.000%   05/01/2001         5,850,000     5,425,875
Albank Capital Trust                                             9.270%   06/06/2027         8,200,000     9,284,368
Bank United Corp. Notes                                          8.875%   05/01/2007         5,175,000     5,672,318
Bayview Capital Corp. Sub Notes                                  9.125%   08/15/2007         3,600,000     3,690,000
BFC Capital Trust 144A Notes                                     9.650%   01/15/2027         4,725,000     5,315,672
Centura Capital Trust 144A NC '07                                8.845%   06/01/2027         1,025,000     1,143,295
Commercial Federal Sub Notes                                     7.950%   12/01/2006         1,750,000     1,758,348
Dime Bancorp Capital Trust                                       9.330%   05/06/2027         6,975,000     8,169,539
First Nationwide Senior Sub Notes                                9.125%   01/15/2003         5,500,000     5,843,750
First Nationwide Senior Sub Notes                               10.625%   10/01/2003        27,500,000    31,075,000
First USA Bank Notes                                             7.000%   08/20/2001         4,650,000     4,806,194
Hubco Capital Trust                                              8.980%   02/01/2027         4,000,000     4,546,840
Imperial Credit Capital Trust                                    9.980%   12/31/2026         8,425,000     9,980,676
North Fork Capital Trust Notes                                   8.000%   12/15/2027         7,000,000     7,430,080
Peoples Heritage                                                 9.060%   02/01/2027         5,000,000     5,697,400
Popular Inc. Medium Term Notes                                   6.625%   10/27/2002         4,000,000     4,076,120
Providian Corp. Cap 144A Notes                                   9.525%   02/01/2027         2,500,000     2,885,625

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                           Rate       Maturity      Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Bank Bonds (continued)
Signet Bank Sub Notes                                            9.625%   06/01/1999         3,250,000    $3,349,905
Sovereign Bancorp.                                               9.000%   04/01/2027         8,975,000    10,110,248
Webster Financial Capital 144A Notes                             9.360%   01/29/2027         4,975,000     5,838,262
                                                                                                      --------------
                                                                                                         136,099,515
                                                                                                      --------------

Financial -- 10.2%
Aames Financial Corp. Notes                                      9.125%   11/01/2003         9,175,000     9,175,000
Advanta Capital Trust I                                          8.990%   12/17/2026         3,500,000     2,730,000
Amresco Inc. Corp. Senior Sub Notes                             10.000%   03/15/2004         2,175,000     2,253,844
Amresco Inc. Corp. Senior Sub Notes                              9.875%   03/15/2005         6,000,000     6,060,000
Bradley Operating LP Notes, REIT                                 7.000%   11/15/2004         4,575,000     4,632,874
Chartwell Real Estate Holdings Senior Notes                     10.250%   03/01/2004         3,058,000     3,241,480
Conseco Finance Trust Cap. Notes                                 8.700%   11/15/2026        17,075,000    19,289,286
Conseco Finance Trust Cap. Notes                                 8.796%   04/01/2027        26,943,000    30,750,046
Contifinancial Corp. Senior Notes                                8.375%   08/15/2003         9,600,000     9,989,280
Crescent Real Estate 144A                                        7.125%   09/15/2007        15,525,000    15,346,773
Criimi Mae Corp. Notes                                           9.125%   12/01/2002        15,000,000    14,850,000
Florida Windstorm 144A Notes                                     6.700%   08/25/2004         8,250,000     8,431,748
Franchise Finance Corp., REIT                                    7.875%   11/30/2005         3,000,000     3,180,480
Fresenius Medical Capital Trust 144A                             7.875%   02/01/2008             4,850     4,740,875
Hutchison Whampoa Finance Hong Kong 144A                         7.450%   08/01/2017        10,650,000     8,483,790
Interpool Capital Trust Notes                                    9.875%   02/15/2027         4,500,000     5,197,905
Interpool Capital Trust Notes                                    7.350%   08/01/2007         4,175,000     4,202,054
Liberty Mutual Insurance Co. 144A Notes                          7.697%   10/15/2097        23,975,000    26,180,460
Markel Capital Trust I Notes                                     8.710%   01/01/2046         4,500,000     4,961,790
Meditrust, REIT                                                  7.820%   09/10/2026         5,000,000     5,320,600
Meditrust, REIT 144A                                             7.114%   08/15/2004        19,950,000    19,556,786
MMI Capital Trust Notes                                          7.625%   12/15/2027         7,225,000     7,435,970
Orion Capital Trust Notes                                        7.701%   04/15/2028         5,600,000     5,814,480
Phoenix Re-Insurance Corp.                                       8.850%   02/01/2027         7,325,000     7,928,067
Pindo Deli Financial                                            10.250%   10/01/2002         5,700,000     3,990,000
Realty Income Corp. Notes                                        7.750%   05/06/2007         2,675,000     2,841,305
Salomon Brothers, Inc.                                           7.125%   08/01/1999         1,450,000     1,467,226
Salomon Brothers, Inc.                                           7.000%   05/15/1999         2,275,000     2,295,066
Salomon Brothers, Inc.                                           6.820%   07/26/1999         8,125,000     8,203,325
Salomon Brothers, Inc.                                           6.625%   11/30/2000        13,125,000    13,305,863
Salomon Brothers, Inc. 3 Yr. CMT-10 FRN                          5.994%   04/05/1999         4,300,000     4,267,750
Salomon Brothers, Inc. Senior Notes                              7.750%   05/15/2000         6,140,000     6,325,182
Shopping Center Associates, REIT 144A                            6.750%   01/15/2004        10,000,000     9,986,000
Simon Debartolo Group LP                                         6.750%   07/15/2004        11,500,000    11,486,545
Spieker Properties, REIT                                         6.900%   01/15/2004        10,000,000    10,143,800
Sun Communities, Ltd. Senior Notes                               7.375%   05/01/2001         5,000,000     5,129,600
Taubman Realty Group REIT                                        8.000%   06/15/1999         9,000,000     9,147,420
TIG Holdings Capital 144A                                        8.597%   01/15/2027         4,750,000     5,134,323
Trenwick Capital Trust                                           8.820%   02/01/2037         9,375,000    10,498,031
U.S. Home Corp.                                                  8.250%   08/15/2004        11,555,000    11,728,325
UCFC Home Equity Loan 1996                                       7.700%   01/15/2004         7,000,000     6,913,550
UCFC Sub Notes                                                   8.375%   07/01/2005         2,500,000     2,511,050

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                           Rate       Maturity      Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Financial (continued)
Wharf Capital Notes                                              7.625%   03/13/2007         3,725,000    $2,943,868
                                                                                                      --------------
                                                                                                         358,071,817
                                                                                                      --------------

Industrial Bonds -- 9.6%
Adelphia Communications                                          9.250%   10/01/2002         6,000,000     6,210,000
American Standard Corp. Notes                                    7.375%   04/15/2005         6,425,000     6,376,813
American Standard Corp. Senior Notes                             7.125%   02/15/2003         3,625,000     3,588,750
American Standard Corp. Senior Notes                             7.625%   02/15/2010         4,175,000     4,091,500
Building Materials Corp. Senior Notes                            8.000%   10/15/2007         3,400,000     3,400,000
CBS Inc.                                                         7.125%   11/01/2023         2,900,000     2,769,529
Cominco Ltd. Notes                                               6.875%   02/15/2006        16,950,000    16,726,938
Conmed Corp.                                                     9.000%   03/15/2008         4,400,000     4,367,000
Enterprise Corp.                                                 7.000%   06/15/2000         7,725,000     7,882,281
Enterprise Corp. 144A                                            6.950%   03/01/2004        15,500,000    15,869,365
Enterprise Corp. 144A                                            6.375%   05/15/2003         5,000,000     5,010,700
Flag Limited 144A Senior Notes                                   8.250%   01/30/2008         5,000,000     5,037,500
Foodmaker Inc. 144A Senior Sub Notes                             8.375%   04/15/2008         3,750,000     3,752,888
Grove Worldwide Senior Sub Notes 144A                            9.250%   05/01/2008         5,750,000     5,606,250
Guandong Enterprises 144A                                        8.750%   12/15/2003         4,000,000     3,599,480
Guandong Enterprises 144A Senior Notes                           8.875%   05/22/2007        15,700,000    11,676,090
Integrated Health Senior Sub Notes                               9.250%   01/15/2008        16,100,000    16,723,875
Loewen Group International 144A                                  7.600%   06/01/2008        15,955,000    15,931,068
Mcleod USA Senior Step Up                                        0.000%   03/01/2007         6,400,000     4,752,000
Methanex Corp.                                                   7.400%   08/15/2002         4,000,000     4,158,120
Methanex Corp.                                                   7.750%   08/15/2005        23,185,000    24,887,475
NVR Inc. Senior Notes                                            8.000%   06/01/2005         3,000,000     2,955,000
Paxson Communications                                           11.625%   10/01/2002        10,360,000    11,111,100
Pharmerica Inc. 144A Senior Notes                                8.375%   04/01/2008         6,300,000     6,315,750
Revlon Worldwide Senior Notes                                    0.000%   03/15/2001        24,950,000    19,398,625
Salem Communications Corp. Senior Sub Notes                      9.500%   10/01/2007         5,925,000     6,162,000
Southland Corp. Deb Notes                                        4.500%   06/15/2004         7,675,000     6,216,750
Southland Corp. Senior Sub Notes                                 5.000%   12/15/2003         6,500,000     5,638,750
TCI Communications Inc.                                          7.125%   02/15/2028        20,225,000    21,114,900
Tenet Healthcare 144A                                            7.625%   06/01/2008         4,325,000     4,352,031
Tenet Healthcare Corp.                                           8.625%   12/01/2003         2,660,000     2,793,000
Tenet Healthcare Corp.                                           7.875%   01/15/2003         2,150,000     2,187,625
Tenet Healthcare Corp.                                           8.000%   01/15/2005        12,425,000    12,766,688
Tenet Healthcare Corp.                                           8.125%   12/01/2008        20,750,000    20,801,875
Toro Co. Deb. Notes                                              7.800%   06/15/2027         5,200,000     5,590,364
Tricon Global Restaurant Inc. Senior Notes                       7.450%   05/15/2005         5,825,000     5,818,418
USA Waste Services, Inc. Senior Notes                            6.500%   12/15/2002         8,000,000     8,032,320
Westinghouse Credit Corp.                                        8.875%   06/14/2014         7,000,000     7,984,550
Westinghouse Electric Deb Notes                                  8.625%   08/01/2012         8,275,000     8,979,368
Westinghouse Electric Deb Notes                                  7.875%   09/01/2023         5,900,000     6,063,843
                                                                                                      --------------
                                                                                                         336,700,579
                                                                                                      --------------

Total Corporate (Cost $813,560,632)                                                                      830,871,911
                                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                           Rate       Maturity      Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Government/Other -- 13.5%

Argentina -- 0.0%
City of Buenos Aires                                            10.500%   05/28/2004           600,000    $  498,750
                                                                                                          ----------
Australia -- 0.1%
Australian Government                                            9.000%   09/15/2004         3,200,000     2,343,735
                                                                                                          ----------
Denmark -- 0.5%
Denmark Nykredit                                                 7.000%   10/01/2026        28,909,000     4,295,474
Denmark Realkredit                                               8.000%   10/01/2026        11,350,000     1,687,276
Denmark Realkredit                                               7.000%   10/01/2026         2,843,000       422,430
Kingdom of Denmark                                               7.000%   12/15/2004        35,500,000     5,778,566
Kingdom of Denmark                                               8.000%   11/15/2001        37,800,000     6,079,931
                                                                                                      --------------
                                                                                                          18,263,677
                                                                                                      --------------
EuroDollar -- 0.3%
Bonos DEL Tesoro Notes                                           8.750%   05/09/2002         6,550,000     6,238,875
Republic of Argentina Global Notes                              11.000%   10/09/2006         4,625,000     4,902,500
                                                                                                      ---------------
                                                                                                          11,141,375
                                                                                                      ---------------
Finland -- 0.1%
Government of Finland                                           10.000%   09/15/2001        15,000,000     3,182,335
                                                                                                          -----------
France -- 0.2%
France Oat ECU                                                   5.250%   04/25/2008        35,000,000     5,950,681
                                                                                                          -----------
Germany -- 2.5%
Baden Wurttemburg                                                6.200%   11/22/2013         3,000,000     1,775,596
Deutschland Republic                                             7.375%   01/03/2005         5,000,000     3,186,117
Deutschland Republic                                             7.250%   10/21/2002        12,475,000     7,667,157
Deutschland Republic                                             6.750%   04/22/2003        17,300,000    10,518,744
Deutschland Republic                                             6.500%   07/15/2003         3,550,000     2,142,174
Deutschland Republic                                             6.500%   10/14/2005         3,600,000     2,211,571
Deutschland Republic                                             6.000%   01/04/2007        20,350,000    12,205,498
Deutschland Republic                                             6.000%   07/04/2007         7,650,000     4,604,386
Die Bundrep Deutschland Dm1000                                   8.250%   09/20/2001        10,460,000     6,469,232
Federal Republic of Germany                                      8.000%   07/22/2002        17,420,000    10,924,113
Federal Republic of Germany                                      6.875%   05/12/2005        18,950,000    11,831,173
Fresenius Med Global                                             7.375%   02/01/2008         4,030,000     2,262,417
German Unity Fund                                                8.000%   01/21/2002         3,500,000     2,167,754
Treuhandanstalt                                                  7.500%   09/09/2004        12,000,000     7,662,611
                                                                                                      ---------------
                                                                                                          85,628,543
                                                                                                      ---------------
Japan -- 1.4%
Austria Republic                                                 5.000%   01/22/2001       500,000,000     3,995,090
European Investment Bank                                         4.625%   02/26/2003       235,000,000     1,965,262
Government of Finland                                            6.000%   01/29/2002       737,000,000     6,267,799
Government of Italy                                              5.125%   07/29/2003       300,000,000     2,581,473
IBRD-Global Bond                                                 4.750%   12/20/2004       505,000,000     4,410,455
Italy Euroyen Notes                                              3.750%   06/08/2005       872,000,000     7,232,185

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                           Rate       Maturity      Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Japan (continued)
Italy Euroyen Notes                                              5.000%   12/15/2004       330,000,000    $2,905,263
Kingdom of Spain                                                 5.750%   03/23/2002       737,000,000     6,255,720
OKB                                                              4.300%   02/14/2001       300,000,000     2,361,661
Republic of Portugal                                             4.500%   03/15/2002       300,000,000     2,439,401
South Africa                                                     3.350%   06/17/2004       150,000,000     1,101,986
Spanish Government                                               4.750%   03/14/2005       120,000,000     1,049,095
Spanish Kingdom Euryen                                           3.100%   09/20/2006       325,000,000     2,618,655
World Bank                                                       5.250%   03/20/2002       460,000,000     3,842,943
                                                                                                      --------------
                                                                                                          49,026,988
                                                                                                      --------------

New Zealand -- 0.1%
Fernz Capital                                                    9.800%   04/15/2002         3,800,000     2,057,730
Fletcher Challenge                                              10.000%   04/30/2005         1,500,000       845,561
Fletcher Challenge                                              11.250%   12/15/2002         3,100,000     1,767,612
                                                                                                      --------------
                                                                                                           4,670,903
                                                                                                      --------------

Norway -- 0.1%
Norway Government                                                7.000%   05/31/2001        20,000,000     2,736,004
Vital Forsikring                                                 7.850%   09/22/2003         8,100,000     1,136,816
                                                                                                      --------------
                                                                                                           3,872,820
                                                                                                      --------------

South Africa -- 0.0%
Euro Bank Recon & Development                                    0.000%   12/31/2015        45,000,000       671,642
IBRD-Global Bond                                                 0.000%   12/31/2025       135,000,000       503,731
                                                                                                      --------------
                                                                                                           1,175,373
                                                                                                      --------------

Sweden -- 0.6%
Government of Sweden                                             5.500%   04/12/2002        22,500,000     2,911,879
Kingdom of Sweden                                               13.000%   06/15/2001        35,100,000     5,413,904
Sweden Government Bond                                           6.500%   10/25/2006        71,500,000     9,893,413
Swedish Government                                               5.000%   01/15/2004        18,500,000     2,349,252
                                                                                                      --------------
                                                                                                          20,568,448
                                                                                                      --------------

United Kingdom -- 1.8%
Alliance and Leicester Building Society                          8.750%   12/07/2006         1,700,000     3,157,953
Bank of Greece                                                  10.750%   09/06/2010         1,450,000     3,106,214
Birmingham Midshires Building Society                            9.125%   01/05/2006         1,000,000     1,873,914
Capital Shopping Euro Notes                                      6.875%   03/05/2013         1,200,000     1,961,729
CSW Investments                                                  8.875%   09/27/2006         3,000,000     5,514,208
Deutsche Bank                                                    0.000%   02/28/2001           545,000       759,038
FNMA Global Bond                                                 6.875%   06/07/2002         2,800,000     4,681,472
GTD Export Finance Corp.                                         0.000%   09/29/2000         1,280,000     1,819,985
IPC Magazines                                                    0.000%   03/15/2008         3,000,000     2,854,845
Northern Rock Building Society                                   9.375%   10/17/2021         2,600,000     5,653,762
P & O Steam Navigation                                          11.500%   07/03/2014         1,500,000     3,587,163
Republic of Argentina                                           11.500%   08/14/2001           420,000       718,720
Smithkline Beecham Corp.                                         8.125%   11/25/1998         1,500,000     2,505,502

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                           Rate       Maturity      Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
Stagecoach Holdings PLC                                          7.625%   10/31/2007         2,175,000    $3,685,790
UK Treasury                                                      9.000%   07/12/2011         1,100,000     2,368,447
UK Treasury                                                      7.750%   09/08/2006         3,955,000     7,341,569
UK Treasury                                                      9.000%   02/26/2001         1,000,000     1,793,669
UK Treasury                                                      8.000%   09/25/2009         4,175,000     8,231,326
United Mexican States                                            8.750%   05/30/2002         1,435,000     2,311,882
                                                                                                      ---------------
                                                                                                          63,927,188
                                                                                                      ---------------

Yankee Bonds -- 5.8%
Amvescap 144A Senior Notes                                       6.600%   05/15/2005        25,000,000    25,273,750
Asia Pulp and Paper Global Financial                            11.750%   10/01/2005         5,625,000     4,950,000
Edperbrascan Ltd. Notes                                          7.375%   10/01/2002        12,125,000    12,467,895
Global Crossing Holdings Ltd. 144A                               9.625%   05/15/2008        16,575,000    17,279,438
ICI Wilmington Notes NCL                                         6.950%   09/15/2004        17,600,000    18,131,344
Republic of Argentina(a)                                         9.150%   11/30/2002        13,850,000    13,884,625
Republic of Lithuania Regs Notes                                 7.125%   07/22/2002           270,000       261,225
Republic of Panama                                               7.875%   02/13/2002         2,305,000     2,255,443
Republic of Panama                                               8.875%   09/30/2027        11,150,000    10,522,255
Royal Caribbean Cruise Senior Notes                              7.500%   10/15/2027        13,375,000    13,977,678
Se Banken Step Up Notes 144A(a)                                  6.500%   12/29/2049        40,500,000    40,496,760
Societe Generale Step Up 144A NC '07                             7.850%   04/29/2049         8,075,000     8,519,125
St. Georges Bank 144A                                            7.150%   10/15/2005        18,700,000    19,229,584
Tata Engineering & Locomotive 144A Notes                         7.875%   07/15/2007        18,375,000    15,699,600
                                                                                                      --------------
                                                                                                         202,948,722
                                                                                                      --------------
Total Government/Other (Cost $478,358,762)                                                               473,199,538
                                                                                                      --------------

Non-Agency -- 4.2%

Pass Thru Securities -- 4.2%
Chase Commercial Mortage Sec 6.6
      1997-2D Non-ERISA                                        6.600%    12/25/2007        13,419,581     13,186,835
CSFB 1995-A 144A                                               7.093%    11/15/2005        10,700,000     10,553,410
First Chicago/Lennar Trust 1997-CHL1-D                         8.134%    05/29/2008         9,720,000      9,683,550
GMAC Mortgage Corp. 1997-C1 E Non-ERISA                        7.085%    11/15/2010        31,109,000     31,531,888
Lehman Brothers Commercial Conduit
    Mortgage Trust 1995-C2 Non-ERISA                           7.054%    09/25/2025         1,930,000      1,955,934
Merrill Lynch Investment Trust 1995-C2                         7.927%    06/15/2021         1,433,142      1,434,038
Merrill Lynch Mortgage Investment
     1997-D Non-ERISA                                          7.120%    06/18/2029         4,475,000      4,525,344
Morgan Stanley Capital 1998-HF1 E                              7.600%    03/01/2030         5,500,000      5,611,719
Nationsbank Clmt 1997-2C(a)                                    6.338%    10/25/2002        27,000,000     27,000,000
Resolution Trust Corp. 1994 C2 E                               8.000%    04/25/2025         4,972,989      5,025,827
Resolution Trust Corp. 1994-1 Cl M2                            7.750%    09/25/2029         3,245,111      3,287,703
Resolution Trust Corp. 1994-C2 D Al 1 Non-ERISA                8.000%    04/25/2025         4,477,447      4,576,791
Resolution Trust Corp. 1995 Cl E                               6.900%    02/25/2027        11,302,092     11,061,923
Resolution Trust Corp. 1995-2B1                                7.450%    09/15/2025         1,489,304      1,504,430
Resolution Trust Corp. P-T Ser. 1992-M4 A1                     8.000%    09/25/2021           357,692        357,692

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                           Rate       Maturity      Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Pass Thru Securities (continued)
Structured Asset Security Corp.
      1994-C1 D Non-ERISA                                      6.870%    08/25/2026         9,200,000   $  9,205,750
Structured Asset Security Corp.
      1996-CFL C Non-ERISA                                     6.525%    02/25/2028         6,650,000      6,658,313
                                                                                                        ------------
Total Non-Agency (Cost $141,885,004)                                                                     147,161,147
                                                                                                        ------------

U.S. Government Agency -- 25.4%

Pass Thru Securities -- 25.4%
FHLMC                                                          6.500%    03/01/2028           514,366        512,916
FHLMC Gold                                                     6.000%   11/01/2012 -
                                                                         02/01/2013        37,161,395     36,801,300
FHLMC Gold                                                     6.500%   01/01/2028 -
                                                                         04/01/2028        28,464,360     28,384,092
FHLMC Gold 15 Yr                                               6.000%   10/01/2010 -
                                                                         10/01/2012        28,152,944     28,024,510
FHLMC Gold 30Yr                                                6.500%    04/01/2028           964,663        961,942
FNCI                                                           6.000%    04/01/2011         2,174,762      2,153,014
FNMA                                                           6.000%   06/01/2003 -
                                                                         11/01/2012        57,399,225     56,802,258
FNMA                                                           6.500%   12/01/2025 -
                                                                         05/01/2028       104,748,765    104,340,855
FNMA                                                           7.000%   11/01/2023 -
                                                                         12/01/2025       165,132,082    167,525,029
FNMA                                                           8.000%    12/01/2012         7,066,243      7,319,144
FNMA Medium Term Notes                                         4.920%    09/28/1998         2,600,000      2,596,750
FNMA WAM 29.8 412261                                           6.500%    02/01/2028           652,197        649,542
FNMA WAM 30.0 323159                                           7.500%    05/01/2028        29,842,029     30,606,582
GNMA                                                           7.000%   09/15/2022 -
                                                                         07/15/2024        79,823,700     81,203,404
GNMA                                                           7.500%   11/15/2025 -
                                                                         04/15/2028        60,937,844     62,634,021
GNMA+                                                          8.000%   01/15/2024 -
                                                                         07/15/2028       269,206,023    278,964,844
GNMA                                                           9.000%    11/15/2017           628,217        673,424
GNSF                                                           7.500%   03/15/2026 -
                                                                         06/15/2027           252,114        259,125
                                                                                                      --------------
Total U.S. Government Agency (Cost $878,743,807)                                                         890,412,752
                                                                                                      --------------

U.S. Treasury Obligations -- 15.4%

Treasury Bonds -- 7.7%
U.S. Treasury Bond+                                            8.125%    08/15/2019        94,440,000    121,886,153
U.S. Treasury Bond+                                            6.625%    02/15/2027       130,000,000    146,798,600
                                                                                                        ------------
                                                                                                         268,684,753
                                                                                                        ------------

Treasury Notes -- 7.7%
U.S. Treasury Inflation Index Note(a)                          3.375%    01/15/2007         2,700,000      2,685,155

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                               Par          Value
Security                                                           Rate       Maturity      Value (1)     (Note 1A)
--------------------------------------------------------------------------------------------------------------------
Treasury Notes (continued)
U.S. Treasury Note+                                            6.500%    08/15/2005        14,395,000   $ 15,191,187
U.S. Treasury Note+                                            5.625%    11/30/2000        13,800,000     13,830,222
U.S. Treasury Note+                                            6.625%    06/30/2001        16,600,000     17,085,052
U.S. Treasury Note+                                            6.250%    10/31/2001        54,490,000     55,622,302
U.S. Treasury Note+                                            5.875%    11/15/1999       161,675,000    162,407,388
U.S. Treasury Note (Strip)+                                    0.000%    11/15/1999         3,605,000      3,345,440
                                                                                                        ------------
                                                                                                         270,166,746
                                                                                                        ------------

Total U.S. Treasury Obligations (Cost $532,256,490)                                                      538,851,499
                                                                                                      --------------

TOTAL BONDS AND NOTES (COST $3,147,510,066)                                                            3,185,697,214
                                                                                                      --------------

                                                                                                            Value
Security                                                                                        Shares    (Note 1A)
--------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS -- 3.5%
Australia & New Zealand Bank                                                                  293,350      7,993,788
Bank United of Texas 10.12                                                                    115,380      3,028,725
California Federal 9.125                                                                      227,000      6,242,500
Credit Lyon Capital 144A 9.5                                                                  244,250      6,106,250
Equity Office Properties Trust 144A CVT                                                       748,000     33,099,000
Fuji JGB Inv. L.L.C. Pfd(a)                                                                14,675,000     12,771,506
Highwoods Properties, Inc. 8.625                                                                8,775      9,483,397
Natexis Ambs Co. Perp Step Up                                                               6,385,000      6,370,059
Pinto Totta Intl 144A                                                                           6,450      6,630,729
Primedia Inc. 8.625% Pfd                                                                       16,000      1,568,000
Sumitomo Bank Step Up 144A                                                                 14,100,000     14,064,750
Societe Generale Step Up                                                                   15,435,000     15,240,519
                                                                                                     ---------------

TOTAL PREFERRED STOCKS (COST $125,549,172)                                                               122,599,223
                                                                                                     ---------------

WARRANTS -- 0.0%

Financial -- 0.0%
Equity Office Properties Warrants                                                              220,000       187,000
                                                                                                          ----------

TOTAL WARRANTS(COST $176,000)                                                                                187,000
                                                                                                          ----------

                                                                                           Contract         Value
Security                                                                                   Size (2)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------

PURCHASED OPTIONS -- 0.1%
UST 5.50% Call, Strike Price 99.984, 7/8/98                                                  2,490,000       155,625
UST 5.625% Call, Strike Price 100.648, 8/6/98                                                   83,000        84,297
JPY Put/NZD Call, Strike Price 73.50, 4/6/99                                                10,100,000       124,705
JPY Put/USD Call, Strike Price 145.00, 5/19/99                                               8,850,000       189,390
JPY Put, Strike Price 145.00, 11/16/98                                                       5,900,000        90,860

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           Contract         Value
Security                                                                                   Size (2)       (Note 1A)
--------------------------------------------------------------------------------------------------------------------
USD Put/DEM Call, Strike Price 1.70, 5/21/99                                                 5,900,000   $    44,840
USD Put/DEM Call, Strike Price 1.78, 8/4/98                                                  5,850,000        21,060
UST 5.625% Call, Strike Price 101.39, 7/9/98                                                    27,000           844
UST 6.125% Call, Strike Price 105.0156, 7/9/98                                                  81,000         3,164
UST 6.125% Call, Strike Price 109.516, 11/9/98                                                 732,750       996,082
DEM 6.00% Call, Strike Price 106.78, 5/12/99                                                10,570,000        88,513
DBR 6.00% Call, Strike Price 108.10, 8/27/98                                                 4,800,000        21,240
BTP 6.75% Put, Strike Price 105.29, 1/31/00                                              4,950,000,000        14,850
BTP 6.75% Put, Strike Price 105.49, 2/3/00                                               4,950,000,000        14,850
BTP 6.75% Put, Strike Price 107.69, 2/7/00                                               9,775,000,000        58,650
DBR 5.625% Call, Strike Price 103.30, 11/27/98                                               4,800,000        50,707
JGB 2.00% Put, Strike Price 99.00, 1/25/99                                                 690,000,000        27,600
JPY Put/USD Call, Strike Price 155.00, 6/15/99                                               6,600,000       108,240
JPY Put/USD Call, Strike Price 150.00, 6/9/99                                                3,000,000        46,200
JPY Put/USD Call, Strike Price 145.00, 12/7/98                                              10,000,000       144,000
UST 5.625% Call, Strike Price 100.469, 9/4/98                                                  257,000       321,250
UST 5.625% Call, Strike Price 101.6093, 9/8/98                                                 205,620       208,833
UST 5.625% Call, Strike Price 100.547, 9/9/98                                                  202,650       249,354
UST 5.625% Call, Strike Price 103.906, 11/20/98                                                 29,500        11,063
UST 5.625% Call, Strike Price 104.859, 12/18/98                                                 31,000         7,750
DBR 6.00% Call, Strike Price 108.445, 12/10/98                                               9,500,000        34,219
DBR 6.00% Call, Strike Price 109.81, 12/14/98                                                8,850,000        15,319
DBR 5.625% Call, Strike Price 104.35, 12/1/98                                                5,250,000        41,522
JGB 2.60% Call, Strike Price 108.516, 11/27/98                                             825,000,000        53,625
JGB 2.60% Call, Strike Price 109.811, 12/3/98                                              381,500,000        19,838
JGB 3.00% Put, Strike Price 110.00, 6/2/99                                               1,221,000,000       216,117
JGB 3.00% Put, Strike Price 111.40, 12/2/98                                              1,221,000,000       173,382
                                                                                                         -----------
TOTAL PURCHASED OPTIONS (COST $3,912,219)                                                                $ 3,637,989
                                                                                                         -----------

                                                                                            Par            Value
                                                          Rate          Maturity         Value (1)       (Note 1A)
                                                     --------------- ---------------   ---------------  ------------
SHORT-TERM INVESTMENTS -- 7.2%

COMMERCIAL PAPER -- 1.1%
General Electric Capital Corp.                           5.530%         08/31/98            20,000,000    19,812,594
Sigma 144A                                               5.500%         07/15/98            20,000,000    19,834,000
Tribune                                                  5.520%         07/08/98             1,250,000     1,230,125
                                                                                                        ------------
                                                                                                          40,876,719
                                                                                                        ------------

U.S. GOVERNMENT AGENCY -- 5.5%
FHLMC Discount Note                                      5.470%         07/09/98            15,000,000    14,981,533
FHLMC                                                    0.000%         08/20/98            15,000,000    14,885,700
FNMA Discount Note+                                      5.500%         07/17/98            63,845,000    63,687,303
FNMA Discount Note++                                     5.600%         07/27/98             6,000,000     5,975,940
FHLMC                                                    5.400%         07/01/98             7,000,000     6,941,200
FHLMC                                                    5.450%         07/20/98            87,000,000    86,592,565
                                                                                                        ------------
                                                                                                         193,064,241
                                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                         Standish Fixed Income Portfolio

               Schedule of Investments - June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Value
Security                                                                                                  (Note 1A)
--------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.6%
Prudential Bache Repurchase Agreement, dated 6/30/98, due 7/01/98, with a maturity value of $20,136,802 and an effective yield of 5.32%, collateralized by
U.S. Government Agency Obligations with rates ranging from 5.942% to 7.844%, with maturity dates ranging from 9/01/18 to 4/01/29 and with an aggregate market
value of $20,536,633.                                                                                $    20,133,827
                                                                                                     ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $254,222,459)                                                         254,074,787
                                                                                                     ---------------

TOTAL INVESTMENTS-- 101.8% (COST $3,531,369,916)                                                     $ 3,566,196,213

Other Assets, Less Liabilities-- (1.8)%                                                                  (64,339,884)
                                                                                                     ---------------

NET ASSETS-- 100%                                                                                    $ 3,501,856,329
                                                                                                     ===============

Notes to the Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.
   These securities may be resold in transactions exempt from registration. FNMA, FNCI - Federal National Mortgage Association
FHLMC - Federal Home Loan Mortgage Corporation
GNMA, GNSF - Government National Mortgage Association
IBRD - International Bank for Reconstruction and Development
REIT - Real Estate Investment Trust
BTP  British Pound Sterling
DBR  Deutsche Bundes Republik
DEM  German Mark
JGB  Japanese Government Bond
JPY  Japanese Yen
NZD  New Zealand Dollar
USD  United States Dollar
UST  United States Treasury

(1) Denominated in United States currency except for foreign country specific bonds which are denominated in their respective local currency.

(2)   Denominated in United States currency unless otherwise noted.

(a)   Variable Rate Security; rate indicated is as of 6/30/98.

+     Denotes all or part of security pledged as a margin deposit (Note 5).

++ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 5).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statement of Assets and Liabilities
                            June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets
   Investments, at value (Note 1A) (identified cost, $3,531,369,916)                                 $ 3,566,196,213
   Cash                                                                                                       81,679
   Interest and dividends receivable                                                                      45,334,656
   Receivable for investments sold                                                                        26,808,935
   Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                        12,802,489
   Miscellaneous receivable                                                                                  153,852
   Deferred organization costs (Note 1F)                                                                      42,424
   Prepaid expenses                                                                                           28,991
                                                                                                     ---------------
       Total assets                                                                                    3,651,449,239
                                                                                                     ---------------

Liabilities
   Payable for delayed delivery transactions (Note 6)                               $122,865,938
   Payable for investments purchased                                                  19,812,594
   Unrealized depreciation on forward foreign currency exchange contracts (Note 5)     3,728,477
   Options written, at value (premiums received $3,197,916) (Note 5)                   1,668,325
   Due to custodian                                                                    1,212,039
   Accrued accounting and custody fees                                                   176,499
   Payable for daily variation margin on open financial futures contracts                 53,906
   Accrued trustees' fees and expenses (Note 2)                                           14,683
   Accrued expenses and other liabilities                                                 60,449
                                                                                     -----------
       Total liabilities                                                                                 149,592,910
                                                                                                     ---------------

Net Assets (applicable to investors' beneficial interests)                                           $ 3,501,856,329
                                                                                                     ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                             Statement of Operations
                   Six Months Ended June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1C)
   Interest income                                                                                     $ 114,221,555
   Dividend income                                                                                         3,209,013
   Miscellaneous income                                                                                       81,692
                                                                                                       -------------
       Total income                                                                                      117,512,260

Expenses
   Investment advisory fee (Note 2)                                                   $  5,286,385
   Accounting and custody fees                                                             435,320
   Professional service fees                                                                41,287
   Trustees' fees and expenses (Note 2)                                                     34,358
   Insurance expense                                                                        18,089
   Amortization of organization expense (Note 1F)                                            7,407
   Registration fees                                                                         4,004
   Miscellaneous                                                                            36,637
                                                                                      ------------
       Total expenses                                                                                      5,863,487
                                                                                                       -------------
          Net investment income                                                                          111,648,773
                                                                                                       -------------

Realized and Unrealized Gain (Loss)
   Net realized gain
       Investment securities transactions                                               14,898,444
       Financial futures contracts                                                       1,648,686
       Written options transactions                                                      4,875,500
       Foreign currency transactions and forward foreign currency exchange
       contracts                                                                         8,963,798
                                                                                      ------------
          Net realized gain                                                                               30,386,428

   Change in unrealized appreciation (depreciation)
       Investment securities                                                           (11,227,855)
       Financial futures contracts                                                        (467,361)
       Written options                                                                     104,663
       Foreign currency and forward foreign currency exchange contracts                 (2,531,831)
                                                                                      ------------
          Change in net unrealized appreciation (depreciation)                                           (14,122,384)
                                                                                                       -------------
       Net realized and unrealized gain                                                                   16,264,044
                                                                                                       -------------

Net Increase in Net Assets from Operations                                                             $ 127,912,817
                                                                                                       =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Six Months Ended
                                                      June 30, 1998                        Year Ended
                                                       (Unaudited)                     December 31, 1997
                                                   --------------------               -------------------
Increase (decrease) in Net Assets
From Investment Operations
   Net investment income                            $  111,648,773                      $  195,707,479
   Net realized gain                                    30,386,428                          42,948,051
   Change in net unrealized appreciation
      (depreciation)                                   (14,122,384)                         27,756,610
                                                    --------------                      --------------
   Net increase in Net Assets
      from Investment Operations                       127,912,817                         266,412,140
                                                    --------------                      --------------

Capital Transactions
   Contributions                                       393,302,234                         930,076,128
   Withdrawals                                        (344,981,437)                       (486,977,142)
                                                    --------------                      --------------
   Increase in net assets resulting from
      capital transactions                              48,320,797                         443,098,986
                                                    --------------                      --------------

Total Increase in Net Assets                           176,233,614                         709,511,126

Net Assets
   At beginning of period                            3,325,622,715                       2,616,111,589
                                                    --------------                      --------------

   At end of period                                 $3,501,856,329                      $3,325,622,715
                                                    ==============                      ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                            Ratios/Supplemental Data
--------------------------------------------------------------------------------

                                           Six Months Ended                  Year Ended December 31,
                                            June 30, 1998            -------------------------------------
                                             (Unaudited)                 1997                    1996 (1)
                                             -------------            -----------             -----------
Ratios:
Expenses (to average daily net assets)              0.34%+                  0.36%                   0.37%+
Net investment income (to average
   daily net assets)                                6.57%+                  6.77%                   7.14%+
Portfolio Turnover                                    75%                     89%                     69%
Net assets, end of period (000s omitted)      $3,501,856              $3,325,623              $2,616,112

---------------------------------

(1) For the period May 3, 1996 (commencement of operations) through December 31, 1996.

+     Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)   Significant Accounting Policies:

      Standish, Ayer & Wood Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

      The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      A. Investment security valuations

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

      B. Repurchase agreements

      It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value of the repurchase agreements' underlying investments to ensure the existence of a proper level of collateral.

      C. Securities transactions and income

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

      D. Income taxes

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      E. Foreign currency transactions

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

      F. Deferred organization expense

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through April, 2001.

(2)   Investment Advisory Fee:

      The investment advisory fee paid to Standish, Ayer & Wood, Inc. ("SA&W") for overall investment advisory services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. The Portfolio Trust pays no compensation directly to its trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Portfolio Trust from SA&W. Certain of the trustees and officers of the Portfolio Trust are directors or officers of SA&W.

(3)   Purchases and Sales of Investments:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1998 were as follows:

                                                          Purchases         Sales
                                                        --------------  --------------
      U.S. Government Securities......................  $2,400,520,210  $2,203,427,188
                                                        ==============  ==============
      Investments (non-U.S. Government Securities)....  $  816,311,032  $  708,182,205
                                                        ==============  ==============

(4)   Federal Income Tax Basis of Investment Securities:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, were as follows:

      Aggregate Cost..........................................  $ 3,531,369,916
                                                                ===============

      Gross unrealized appreciation...........................       70,909,136
      Gross unrealized depreciation...........................      (36,082,839)
                                                                ---------------
      Net unrealized appreciation.............................  $    34,826,297
                                                                ===============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5)   Financial Instruments:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A & B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

      Options

      Call and put options give the holder the right to purchase or sell, respectively, a security or currency at a specified price on or before a certain date. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option purchased by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. A summary of such transactions for the six months ended June 30, 1998 is as follows:

      Written Put Option Transactions
      --------------------------------------------------------------------------

                                                        Number of
                                                        Contracts     Premiums
                                                       ----------   -----------

       Outstanding, beginning of period...............      6       $ 2,607,527
       Options written................................      9         2,383,926
       Options expired................................     (5)       (3,588,043)
       Options closed.................................     (2)         (339,329)
                                                       ----------   -----------
       Outstanding, end of period.....................      8       $ 1,064,081
                                                       ==========   ===========

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Written Call Option Transactions
      --------------------------------------------------------------------------

                                                        Number of
                                                        Contracts     Premiums
                                                       ----------   -----------

       Outstanding, beginning of period...............      5       $   726,130
       Options written................................     10         2,046,667
       Options expired................................     (5)       (1,054,044)
       Options closed.................................     (1)         (156,250)
                                                       ----------   -----------
       Outstanding, end of period.....................      9       $ 1,562,503
                                                       ==========   ===========

       Written Cross Currency Option Transactions
      --------------------------------------------------------------------------

                                                        Number of
                                                        Contracts     Premiums
                                                       ----------   -----------

       Outstanding, beginning of period...............     14       $ 1,365,255
       Options written................................     11           755,526
       Options expired................................     (5)         (207,915)
       Options closed.................................    (13)       (1,341,534)
                                                       ----------   -----------
       Outstanding, end of period.....................      7       $   571,332
                                                       ==========   ===========

      Forward currency exchange contracts

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      At June 30, 1998, the Portfolio held the following forward foreign currency and cross currency exchange contracts:

      Forward Foreign Currency Exchange Contracts

                                           Local                                              U.S.$            U.S.$
                                         Principal         Contract      U.S.$ Market       Aggregate       Unrealized
           Contracts to Receive            Amount         Value Date        Value          Face Amount      Gain/(Loss)
      ------------------------------   -------------   ----------------- -------------   ---------------  ---------------
      Argentinian Peso                     1,658,900       11/09/98        1,639,068         1,565,000           74,068
      Australian Dollar                   24,311,615    7/11-10/21/98     15,040,235        14,645,136          395,099
      Belgian Franc                       59,500,000       7/20/98         1,596,630         1,595,877              753
      Danish Krone                        53,467,255     7/14-8/06/98      7,772,290         7,909,048         (136,758)
      German Deutsche Mark                36,974,328   7/15/98-4/22/99    20,522,107        20,889,125         (367,018)
      British Pound Sterling               2,315,000       7/21/98         3,858,718         3,842,900           15,818
      Hong Kong Dollar                    65,838,222   12/29/98-10/14/99    8,169,847        8,237,887          (68,040)
      Irish Punt                              48,049       7/20/98            66,887            70,554           (3,667)
      Japanese Yen                       485,000,000       8/13/98         3,525,087         3,422,724          102,363
      New Zealand Dollar                   8,626,250   8/13/98-3/11/99     4,454,998         4,786,995         (331,997)
      Republic of Korea Won            3,984,480,000       8/03/98         2,815,887         2,237,432          578,455
      South African Commerical Rand        8,900,000       10/20/98        1,411,777         1,610,860         (199,083)
      Swedish Krona                       30,965,167       8/20/98         3,883,140         3,885,215           (2,075)
                                                                        --------------   ---------------   -------------
                                                                         $74,756,671       $74,698,753          $57,918
                                                                        ==============   ===============   =============

                                           Local                                              U.S.$            U.S.$
                                         Principal         Contract       U.S.$ Market       Aggregate       Unrealized
           Contracts to Deliver            Amount         Value Date         Value          Face Amount      Gain/(Loss)
      ------------------------------   -------------   -----------------  -------------   ---------------  ---------------
      Argentinian Peso                    16,913,050    4/06-10/28/98      16,720,452        16,100,000         (620,452)
      Australian Dollar                   27,386,390    7/21-10/21/98      16,942,075        17,792,425          850,350
      Danish Krone                       187,675,542     7/13-9/16/98      27,306,226        27,280,181          (26,045)
      Finnish Marka                       19,227,600       8/26/98          3,511,493         3,587,239           75,746
      French Franc                        35,682,500       8/11/98          5,898,987         6,047,881          148,894
      German Deutsche Mark               178,582,173     7/09-9/29/98      99,022,931       100,183,298        1,160,367
      British Pound Sterling              40,834,754    7/07-12/10/98      67,885,365        66,889,747         (995,618)
      Greek Drachma                      581,081,250       4/22/99          1,818,466         1,758,620          (59,846)
      Hong Kong Dollar                    88,044,182   12/29/98-10/14/99   10,844,910        10,900,000           55,090
      Irish Punt                           1,106,504       7/20/98          1,540,334         1,595,877           55,543
      Japanese Yen                     7,302,088,574    7/28-11/27/98      53,307,027        57,765,048        4,458,021
      New Zealand Dollar                  21,065,082    8/10-12/17/98      10,856,705        11,663,238          806,533
      Norwegian Krone                     29,884,100       7/16/98          3,928,008         3,960,156           32,148
      Polish Zlotty                       21,498,799       9/18/98          5,955,951         5,350,000         (605,951)
      Republic of Korean Won           3,984,480,000       8/03/98          2,815,887         4,220,000        1,404,113
      South African Commercial Rand       28,037,466    10/20-10/23/98      4,446,567         5,359,205          912,638
      Swedish Krona                      192,372,011     7/17-8/31/98      24,115,347        24,719,581          604,234
                                                                         --------------   ---------------   -------------
                                                                         $356,916,731      $365,172,496       $8,255,765
                                                                         ==============   ===============   =============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      Forward Foreign Cross Currency Exchange Contracts

                                                                                                            U.S. $
                                   U.S.$ Market                              U.S. $         Contract      Unrealized
         Contracts to Deliver         Value         In Exchange For       Market Value     Value Date    Gain/(Loss)
      -------------------------   --------------   -------------------   --------------   ------------   -------------
      German Deutsche Mark           1,433,126       Greek Drachma          1,479,511       4/22/99            46,385
      German Deutsche Mark           1,433,126       Greek Drachma          1,474,723       4/22/99            41,597
      Belgian Franc                  1,596,630         Irish Punt           1,518,394       7/20/98           (78,236)
      Belgian Franct                 1,596,630         Irish Punt           1,517,003       7/20/98           (79,627)
      Irish Punt                     1,541,750       Belgian Franc          1,596,630       7/20/98            54,880
      French Franc                   1,692,257         Irish Punt           1,602,780       7/20/98           (89,477)
      Irish Punt                     1,622,980        French Franc          1,692,257       7/20/98            69,277
      German Deutsche Mark           2,866,251       Greek Drachma          2,959,023       4/22/99            92,772
      Australian Dollar              2,698,159     New Zealand Dollar       2,633,572       3/11/99           (64,587)
      New Zealand Dollar             2,693,311     Australian Dollar        2,698,159       3/11/99             4,848
      German Deutsche Mark           5,156,597       Polish Zlotty          5,919,094       9/18/98           762,497
                                  --------------                         --------------                   -------------
                                   $24,330,817                            $25,091,146                        $760,329
                                  ==============                         ==============                   =============

      Futures contracts

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other Portfolio investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts' terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in security prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

      At June 30, 1998, the Portfolio held the following financials futures contracts:

                                                                                                       Unrealized
                                                                                Underlying Face       Appreciation/
                   Contract                   Position      Expiration Date     Amount at Value      (Depreciation)
      -----------------------------------   --------------  -----------------   -----------------    ----------------
      U.S. Long Bond CBT (531 contracts)        Long            9/30/98          $  65,628,281         $   128,172
      U.S. 10 Year Note (1,084
      contracts)                                Short           9/30/98            123,406,625              96,094
                                                                                                       -------------
                                                                                                       $   224,266
                                                                                                       =============

                     Standish, Ayer & Wood Master Portfolio
                         Standish Fixed Income Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

      At June 30, 1998 the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)   Delayed Delivery Transactions:

      The Portfolio may purchase securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio instructs its custodian to segregate securities having a value at least equal to the amount of the purchase commitment.

      At June 30, 1998, the Fund had entered into the following delayed delivery transactions:

                Type                    Security               Settlement Date                Amount
        ---------------------       -----------------       ----------------------     -------------------
                Buy                       GNMA                     7/21/98                 $122,865,938

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